INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Income tax benefit related to net operating loss carryforwards	$ 0.2
Tax credit carryforwards	58.4
Tax credit carryforwards that can be carried forward indefinitely	11.5
Tax credit carryforwards expiring primarily between 2023 and 2042	46.9
Increase in valuation allowance	1.1
Valuation allowance at end of period	62.6
Unrecognized tax benefits, income tax penalties and interest accrued	14.6	$ 11.9
Unrecognized tax benefits, decrease primarily due to research credits	2.7
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	13.7	$ 11.1
Decrease in unrecognized tax benefits is reasonably possible	0.3
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	809.7
Net operating loss carryforwards not subject to expiration	808.1
Net operating loss carryforwards subject to expiration	1.6
Net operating loss carryforwards without restrictions	750.5
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	547.8
Net operating loss carryforwards not subject to expiration	33.9
Net operating loss carryforwards subject to expiration	513.9
Net operating loss carryforwards without restrictions	359.7
Tax credit carryforwards	1.9
Foreign Tax Jurisdiction
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	107.2
Net operating loss carryforwards not subject to expiration	106.3
Net operating loss carryforwards subject to expiration	0.9
Tax credit carryforwards	5.2
Tax credit carryforwards related to research and development	$ 51.3